INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 32,500
Operating Loss Carryforward Expiration Dates	which will expire at various dates beginning in 2016 through 2026.
Deferred Tax Assets, Tax Credit Carryforwards, Total	$ 456	$ 443
Deferred Tax Assets Tax Credit Carryforwards Expiration Dates	which will expire from 2028 through 2036.
Operating Loss Carryforwards Valuation Allowance Percentage	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,000	$ 2,400
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%